Related Party Transactions (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Related Party Transaction [Line Items]
Aggregate amount	$ 288,000	€ 250,000	$ 0	$ 11,500	€ 10,000	$ 69,000	€ 60,000	$ 69,000	€ 60,000	$ 69,000	€ 60,000	$ 69,000	€ 60,000
Related Party [Member]
Related Party Transaction [Line Items]
Interest expenses			$ 0	$ 0		$ 0